Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operating loss carry forwards	$ 1,135,000	$ 592,000
Net operating loss carry forwards, expiration date	2034
Federal tax rate	41.90%	34.00%
Reduces the corporate income tax rate description	The TCJA reduces the corporate income tax rate from 34% to 21% effective January 1, 2018.
Net deferred income tax liability	$ 365,000	$ 988,000
Net current deferred tax asset	96,000
Net long term deferred tax liability	(866,000)
Accrued interest and penalties	$ 25,000	0
Federal NOL expire description	The Federal NOL's will begin to expire in 2037.
Uncertain tax position	$ 129,000	$ 126,000	$ 130,000